Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	[1]	Type	Country	Subnat. Juris. [2]	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc. [3]
#: 1
	$ 9,623,159		Royalties	BRAZIL	RIO DE JANEIRO	STN	Santos Basin Offshore Rio de Janeiro	Oil and Natural Gas	Exploration, Development and Production	Well
#: 2
	1,365,129		Royalties	BRAZIL	RIO DE JANEIRO	STN	Campos Basin Offshore Rio de Janeiro	Oil and Natural Gas	Exploration, Development and Production	Well
#: 3
	1,354,006		Prod. Entitlements	BRAZIL	RIO DE JANEIRO	PPSA	Santos Basin Offshore Rio de Janeiro	Oil and Natural Gas	Exploration, Development and Production	Well	Yes	See footnote [3]
#: 4
	663,505		Royalties	BRAZIL	ESPÃRITO SANTO	STN	Campos Basin Offshore Espírito Santo	Oil and Natural Gas	Exploration, Development and Production	Well
#: 5
	641,718		Royalties	BRAZIL	SÃƒO PAULO	STN	Santos Basin Offshore São Paulo	Oil and Natural Gas	Exploration, Development and Production	Well
#: 6
	298,680	[4]	Taxes	BRAZIL		RFB	Entity Level Payment Petróleo Brasileiro S.A.	Oil and Natural Gas	Exploration, Development and Production	Well
#: 7
	109,748		Bonuses	BRAZIL	RIO DE JANEIRO	ANP	Campos Basin Offshore Rio de Janeiro	Oil and Natural Gas	Exploration, Development and Production	Well
#: 8
	109,208		Royalties	BRAZIL	AMAZONAS	STN	Solimões Basin Onshore Amazonas	Oil and Natural Gas	Exploration, Development and Production	Well
#: 9
	65,927		Prod. Entitlements	BRAZIL	SÃƒO PAULO	PPSA	Santos Basin Offshore São Paulo	Oil and Natural Gas	Exploration, Development and Production	Well	Yes	See footnote [3]
#: 10
	40,930		Bonuses	BRAZIL	SÃƒO PAULO	ANP	Santos Basin Offshore São Paulo	Oil and Natural Gas	Exploration, Development and Production	Well
#: 11
	30,276		Fees	BRAZIL	RIO DE JANEIRO	ANP	Campos Basin Offshore Rio de Janeiro	Oil and Natural Gas	Exploration, Development and Production	Well
#: 12
	27,414		Comm. Social Resp.	BRAZIL	RIO DE JANEIRO	ICMBio	Santos Basin Offshore Rio de Janeiro	Oil and Natural Gas	Exploration, Development and Production	Well
#: 13
	21,493		Fees	BRAZIL	RIO GRANDE DO NORTE	IDEMA	Potiguar Basin Onshore Rio Grande do Norte	Oil and Natural Gas	Exploration, Development and Production	Well
#: 14
	19,214		Royalties	BRAZIL	RIO GRANDE DO NORTE	STN	Potiguar Basin Onshore Rio Grande do Norte	Oil and Natural Gas	Exploration, Development and Production	Well
#: 15
	17,569	[5]	Royalties	BRAZIL		RFB	Entity Level Payment Petróleo Brasileiro S.A.	Oil and Natural Gas	Exploration, Development and Production	Well
#: 16
	17,386		Royalties	BRAZIL	BAHIA	STN	Recôncavo Basin Onshore Bahia	Oil and Natural Gas	Exploration, Development and Production	Well
#: 17
	17,317		Comm. Social Resp.	BRAZIL	RIO DE JANEIRO	ICMBio	Campos Basin Offshore Rio de Janeiro	Oil and Natural Gas	Exploration, Development and Production	Well
#: 18
	9,714		Fees	BRAZIL	RIO DE JANEIRO	ANP	Santos Basin Offshore Rio de Janeiro	Oil and Natural Gas	Exploration, Development and Production	Well
#: 19
	5,849		Royalties	BRAZIL	ESPÃRITO SANTO	STN	Espírito Santo Basin Offshore Espírito Santo	Oil and Natural Gas	Exploration, Development and Production	Well
#: 20
	4,552		Comm. Social Resp.	BRAZIL	SÃƒO PAULO	ICMBio	Santos Basin Offshore São Paulo	Oil and Natural Gas	Exploration, Development and Production	Well
#: 21
	3,376		Fees	BRAZIL	SÃƒO PAULO	ANP	Santos Basin Offshore São Paulo	Oil and Natural Gas	Exploration, Development and Production	Well
#: 22
	3,160		Fees	BRAZIL	ESPÃRITO SANTO	STN	Espírito Santo Basin Onshore Espírito Santo	Oil and Natural Gas	Exploration, Development and Production	Well
#: 23
	3,020		Royalties	BRAZIL	ESPÃRITO SANTO	STN	Espírito Santo Basin Onshore Espírito Santo	Oil and Natural Gas	Exploration, Development and Production	Well
#: 24
	2,538		Fees	BRAZIL	ESPÃRITO SANTO	ANP	Campos Basin Offshore Espírito Santo	Oil and Natural Gas	Exploration, Development and Production	Well
#: 25
	2,005		Royalties	BRAZIL	BAHIA	STN	Camamu Basin Offshore Bahia	Oil and Natural Gas	Exploration, Development and Production	Well
#: 26
	1,989		Fees	BRAZIL	SERGIPE	ANP	Sergipe Basin Offshore Sergipe	Oil and Natural Gas	Exploration, Development and Production	Well
#: 27
	1,737		Comm. Social Resp.	BRAZIL	RIO DE JANEIRO	SIMA - SP	Santos Basin Offshore Rio de Janeiro	Oil and Natural Gas	Exploration, Development and Production	Well
#: 28
	1,595		Fees	BRAZIL	RIO GRANDE DO NORTE	ANP	Potiguar Basin Onshore Rio Grande do Norte	Oil and Natural Gas	Exploration, Development and Production	Well
#: 29
	1,397		Fees	BRAZIL	RIO GRANDE DO NORTE	ANP	Potiguar Basin Offshore Rio Grande do Norte	Oil and Natural Gas	Exploration, Development and Production	Well
#: 30
	900		Royalties	BRAZIL	RIO GRANDE DO NORTE	STN	Potiguar Basin Offshore Rio Grande do Norte	Oil and Natural Gas	Exploration, Development and Production	Well
#: 31
	889		Fees	BRAZIL	BAHIA	ANP	Camamu Basin Offshore Bahia	Oil and Natural Gas	Exploration, Development and Production	Well
#: 32
	869		Fees	BRAZIL	BAHIA	ANP	Jequitinhonha Basin Offshore Bahia	Oil and Natural Gas	Exploration, Development and Production	Well
#: 33
	697		Prod. Entitlements	BRAZIL	RIO DE JANEIRO	PPSA	Campos Basin Offshore Rio de Janeiro	Oil and Natural Gas	Exploration, Development and Production	Well	Yes	See footnote [3]
#: 34
	667		Royalties	BRAZIL	SERGIPE	STN	Sergipe Basin Onshore Sergipe	Oil and Natural Gas	Exploration, Development and Production	Well
#: 35
	617		Fees	BRAZIL	BAHIA	ANP	Recôncavo Basin Onshore Bahia	Oil and Natural Gas	Exploration, Development and Production	Well
#: 36
	570		Fees	BRAZIL	SERGIPE	ANP	Sergipe Basin Onshore Sergipe	Oil and Natural Gas	Exploration, Development and Production	Well
#: 37
	549		Comm. Social Resp.	BRAZIL	ESPÃRITO SANTO	ICMBio	Espírito Santo Basin Offshore Espírito Santo	Oil and Natural Gas	Exploration, Development and Production	Well
#: 38
	532		Fees	BRAZIL	PARÃ	ANP	Pará-Maranhão Basin Offshore Pará	Oil and Natural Gas	Exploration, Development and Production	Well
#: 39
	434		Fees	BRAZIL	AMAZONAS	ANP	Solimões Basin Onshore Amazonas	Oil and Natural Gas	Exploration, Development and Production	Well
#: 40
	353		Fees	BRAZIL	CEARÃ	ANP	Ceará Basin Offshore Ceará	Oil and Natural Gas	Exploration, Development and Production	Well
#: 41
	267		Fees	BRAZIL	MARANHÃƒO	ANP	Barreirinhas Basin Offshore Maranhão	Oil and Natural Gas	Exploration, Development and Production	Well
#: 42
	266		Comm. Social Resp.	BRAZIL	RIO DE JANEIRO	SIMA - SP	Campos Basin Offshore Rio de Janeiro	Oil and Natural Gas	Exploration, Development and Production	Well
#: 43
	190		Fees	BRAZIL	RIO DE JANEIRO	Ibama	Santos Basin Offshore Rio de Janeiro	Oil and Natural Gas	Exploration, Development and Production	Well
#: 44
	149		Fees	BRAZIL	AMAZONAS	IPAAM	Solimões Basin Onshore Amazonas	Oil and Natural Gas	Exploration, Development and Production	Well
#: 45
	145		Fees	BRAZIL	PARANÃ	ANP	Paraná Basin Onshore Paraná	Oil and Natural Gas	Exploration, Development and Production	Well
#: 46
	140		Fees	BRAZIL	RIO DE JANEIRO	Ibama	Campos Basin Offshore Rio de Janeiro	Oil and Natural Gas	Exploration, Development and Production	Well
#: 47
	131		Fees	BRAZIL	AMAPÃ	ANP	Foz Do Amazonas Basin Offshore Amapá	Oil and Natural Gas	Exploration, Development and Production	Well
#: 48
	105		Fees	BRAZIL	ESPÃRITO SANTO	ANP	Espírito Santo Basin Onshore Espírito Santo	Oil and Natural Gas	Exploration, Development and Production	Well
#: 49
	93		Fees	BRAZIL	BAHIA	Ibama	Recôncavo Basin Onshore Bahia	Oil and Natural Gas	Exploration, Development and Production	Well
#: 50
	78		Fees	BRAZIL	RIO GRANDE DO NORTE	Ibama	Potiguar Basin Offshore Rio Grande do Norte	Oil and Natural Gas	Exploration, Development and Production	Well
#: 51
	49		Fees	BRAZIL	ESPÃRITO SANTO	Ibama	Espírito Santo Basin Offshore Espírito Santo	Oil and Natural Gas	Exploration, Development and Production	Well
#: 52
	15		Fees	BRAZIL	SERGIPE	Ibama	Sergipe Basin Offshore Sergipe	Oil and Natural Gas	Exploration, Development and Production	Well
#: 53
	10		Fees	BRAZIL	ESPÃRITO SANTO	Ibama	Espírito Santo Basin Onshore Espírito Santo	Oil and Natural Gas	Exploration, Development and Production	Well
#: 54
	4		Fees	BRAZIL	AMAZONAS	Ibama	Solimões Basin Onshore Amazonas	Oil and Natural Gas	Exploration, Development and Production	Well
#: 55
	467		Bonuses	BOLIVIA	TARIJA DEPARTMENT	YPFB	Bloque San Antonio Onshore Tarija	Oil and Natural Gas	Exploration, Development and Production	Well
#: 56
	311		Bonuses	BOLIVIA	TARIJA DEPARTMENT	YPFB	XX Tarija Oeste Onshore Tarija	Oil and Natural Gas	Exploration, Development and Production	Well
#: 57
	249		Bonuses	BOLIVIA	SANTA CRUZ DEPARTMENT	YPFB	Colpa Caranda Onshore Santa Cruz	Oil and Natural Gas	Exploration, Development and Production	Well
#: 58
	218		Bonuses	BOLIVIA	TARIJA DEPARTMENT	YPFB	Bloque San Alberto Onshore Tarija	Oil and Natural Gas	Exploration, Development and Production	Well
#: 59
	$ 149		Bonuses	BOLIVIA	SANTA CRUZ DEPARTMENT	YPFB	San Telmo Norte Onshore Santa Cruz	Oil and Natural Gas	Exploration, Development and Production	Well

[1]	The payments of Petrobras in Brazil are made in Reais (BRL), while in Bolivia in Bolivianos (BOL). All payments in this Report are reported in US Dollars, which have been translated based on the exchange rate as of December 31, 2023 (Brazilian Real/US Dollar 4.84 and Boliviano/US Dollar 6.82).
[2]	All the Petrobras' projects refer the commercial development of oil and natural gas, in the E&P segment, using the well extraction method.
[3]	In-kind production entitlements are presented at fair market value, which is calculated based on the volume the Brazilian Federal Government is entitled to, valued at the average Brent oil price for the year, pursuant to the production sharing regime adopted in Brazil for the exploration and production of oil, natural gas, and other fluid hydrocarbons in the Pre-Salt Polygon and/or strategic areas, and as established by Law 12,351/2010, particularly in articles 2(III), 15(III), 18, and 29(VII).
[4]	It is not attributable to projects individually. It refers to the export tax levied on crude oil exports.
[5]	It is not attributable to projects individually. It refers to the agreement with ANP relating to the amount due by the shale industrialization unit SIX (divested in 2022). This agreement will be paid in installments until 2027.